Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 7:	SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s business is comprised of one reportable segment specializing in development of innovative tissue repair solutions, with current efforts focused on orthopedic treatment using the Gelrin platform.

The Company’s CODM is its Chief Executive Officer (“CEO”), who reviews financial information.

The CODM performs the assessment of the segment performance by using net income (loss) to monitor budget versus actual results. Segment assets that are reviewed by the CODM are reported within the Company’s balance sheet as total assets.

The table below summarizes the significant expense categories regularly reviewed by the CODM:

	Six months ended June 30,
	2026	2025

Salaries ,contractors and material for research and development	$(1,050)	$(172)
Corporate general and administrative cost	(1,005)	(187)
Other segments items*	(545)	(2,869)

Net loss	$(2,600)	$(3,228)

(*)	Other segments items include mainly share based payment expense, finance income (expenses) from revaluation of convertible notes and warrants liability and others expenses.